Note 8 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	December 31,
	2023	2022
Office equipment	$21,440	$13,872
Machinery	4,714,626	1,643,010
Software	70,000	70,000
Website	71,589	71,589
Leasehold improvements	1,409,767	1,257,108
Construction in progress	1,522,465	2,487,673
	7,809,887	5,543,252
Less: Accumulated depreciation and amortization	(967,602)	(508,257)
Total property and equipment, net	$6,842,285	$5,034,995